Pilot plant - Carrying Value Summary (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Pilot plant
Balance	$ 12,338,741	$ 22,377,444
Costs transferred from asset under construction			$ 25,964,026
Decommissioning provision			136,280
Amortisation	(13,355,544)	(11,360,466)	(3,722,862)
Additions	1,929,020	2,764,138
Effect of movement in foreign exchange rates	72,840	(1,442,375)
Balance	$ 985,057	$ 12,338,741	$ 22,377,444